RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	May 10, 2021	Oct. 10, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 20, 2018	Dec. 20, 2018
Revenue			$ 13,071,800	$ 11,619,076	$ 56,239,667	$ 55,406,337
Foreign curreny translation			13,106		423,245
Accrued interest			1,033,866		1,019,889	742,374	$ 742,374
Net income (loss)			203,347	(2,173,903)	$ (7,961,649)	$ 820,786	$ 820,786
Shares issued					17,544,509	13,485,128	13,485,128
DOC Pharma S.A. [Member]
Prepaid balance			4,368,794		$ 3,263,241	$ 3,468,653	$ 3,468,653
Accounts payable balance			220,518		565,756
Net prepaid balance			4,148,276
Accounts receivable balance			2,844,572		2,901,300	3,468,564	3,468,564
Payments to purchase products			687,382	589,261	3,084,805	5,983,809
Revenue			$ 383,688	$ 290,598	$ 978,321	2,843,260
Description of research and development			Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). In the year ended December 31, 2021, SkyPharm bought 67 licenses at value of €261,300 ($289,860) from Doc Pharma which was the 18.33% of the total cost. The agreement will be terminated on December 31, 2025.		Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). In the year ended December 31, 2021, SkyPharm bought 67 licenses at value of €261,300 ($295,739) from Doc Pharma which was the 18.33% of the total cost. The agreement will be terminated on December 31, 2025.
Foreign curreny translation					$ 37,411	122,279
Pieces per product					1,000 pieces
Inventroy purchase					$ 2,010,517
DOC Pharma S.A. [Member] | Outsourcing Agreement [Member]
Pieces per product		1,000
Inventroy purchase			$ 517,566
Agreement term		5 years
Grigorios Siokas [Member]
Interest rate								4.70%	4.70%
Accrued interest			201,835		200,683	193,585	193,585
Outstanding principal balance			443,720		452,720	489,200	489,200
Borrowing								$ 1,718,400	$ 1,718,400
Maturity date								Mar. 18, 2019
Litigation settlement	$ 600,000
Plantiff attorney fees	120,000
Litigation cost	$ 4,137
Dimitrios Goulielmos [Member]
Outstanding principal balance			11,315		11,544	12,475	12,475
Gain incured			9,229
Grigorios Siokas Three [Member]
Foreign curreny translation					20,623	27,114
Outstanding principal balance					1,293,472	$ 1,629,246	$ 1,629,246
Borrowing					2,040,635
Additional proceeds from debt			356,085		275,306
Repayment of loans			22,186		$ 133,552
Net income (loss)			23,490
Debt instrument conversion price					$ 6.00
Convertible share description					Mr. Siokas whereby the Company exchanged an aggregate total of $6,000,000 of debt into 1,000,000 shares of Common Stock at above market prices.
Debt instrument converted amount					$ 2,250,000
Shares issued					375,000
Grigorios Siokas Four [Member]
Additional proceeds from debt			$ 100,000